Annual Fund Operating Expenses	May 01, 2026
RMB Fund | RMB Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.23%	[1]
RMB Fund | RMB Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.98%	[1]
RMB Fund | RMB Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.98%	[1]
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.33%
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	2.08%
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.08%
RMB International Fund | RMB International Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[2]
Expenses (as a percentage of Assets)	1.23%	[3]
RMB International Fund | RMB International Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.98%	[3]
RMB SMID Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
RMB SMID Cap Fund | RMB SMID Cap Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%	[4]
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.29%)	[5]
Net Expenses (as a percentage of Assets)	1.05%
RMB SMID Cap Fund | RMB SMID Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.29%)	[5]
Net Expenses (as a percentage of Assets)	0.80%
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
RMB Quality Intermediate Core Fund | RMB Quality Intermediate Core Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%	[6]
Expenses (as a percentage of Assets)	0.76%	[7]
Fee Waiver or Reimbursement	(0.15%)	[8]
Net Expenses (as a percentage of Assets)	0.61%	[7]
RMB Quality Intermediate Core Fund | RMB Quality Intermediate Core Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.51%	[7]
Fee Waiver or Reimbursement	(0.15%)	[8]
Net Expenses (as a percentage of Assets)	0.36%	[7]
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
RMB Quality Intermediate Tax-Exempt Municipal Fund | RMB Quality Intermediate Tax-Exempt Municipal Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.44%	[9]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.96%	[10]
Fee Waiver or Reimbursement	(0.34%)	[11]
Net Expenses (as a percentage of Assets)	0.62%	[10]
RMB Quality Intermediate Tax-Exempt Municipal Fund | RMB Quality Intermediate Tax-Exempt Municipal Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.71%	[10]
Fee Waiver or Reimbursement	(0.34%)	[11]
Net Expenses (as a percentage of Assets)	0.37%	[10]

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Total Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[2]	Investor Class shares of the Fund are not currently offered for purchase. As a result, “Other Expenses” for Investor Class shares have been estimated.
[3]	Total Annual Fund Operating Expenses for Class I shares do not correlate to the Ratio of Total Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[4]	Investor Class shares of the Fund are not currently offered for purchase. As a result, “Other Expenses” for Investor Class shares have been estimated.
[5]	Curi Capital, LLC (the “Adviser”) has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund’s operating expenses (excluding interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles and acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.05% and 0.80% of the average net assets of the Fund’s Investor Class and Class I, respectively (the “Expense Cap”). The Expense Cap is in effect through April 30, 2027 and cannot be terminated prior thereto without the approval of the Fund’s Board of Trustees. To the extent the Adviser waives its compensation and/or assumes expenses to satisfy the Expense Cap, the Adviser may seek repayment by the Fund of a portion or all of such amounts at any time within three years from the date on which such amounts were waived or assumed, provided that the Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver/reimbursement or in effect at the time of the repayment.
[6]	Investor Class shares of the Fund are not currently offered for purchase. As a result, “Other Expenses” for Investor Class shares have been estimated.
[7]	Total Annual Fund Operating Expenses for Class I shares do not correlate to the Ratio of Total Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[8]	Curi Capital, LLC (the “Adviser”) has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund’s operating expenses (excluding, interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 0.60% and 0.35% of the average net assets of the Fund’s Investor Class and Class I, respectively (the “Expense Cap”). The Expense Cap is in effect through April 30, 2027 and cannot be terminated prior thereto without the approval of the Fund’s Board of Trustees. To the extent the Adviser waives its compensation and/or assumes expenses to satisfy the Expense Cap, the Adviser may seek repayment by the Fund of a portion or all of such amounts at any time within three years from the date on which such amounts were waived or assumed, provided that the Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver/reimbursement or in effect at the time of the repayment.
[9]	Investor Class shares of the Fund are not currently offered for purchase. As a result, “Other Expenses” for Investor Class shares have been estimated.
[10]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[11]	Curi Capital, LLC (the “Adviser”) has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund’s operating expenses (excluding, interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 0.60% and 0.35% of the average net assets of the Fund’s Investor Class and Class I, respectively (the “Expense Cap”). The Expense Cap is in effect through April 30, 2027 and cannot be terminated prior thereto without the approval of the Fund’s Board of Trustees. To the extent the Adviser waives its compensation and/or assumes expenses to satisfy the Expense Cap, the Adviser may seek repayment by the Fund of a portion or all of such amounts at any time within three years from the date on which such amounts were waived or assumed, provided that the Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver/reimbursement or in effect at the time of the repayment.